RANGER MICRO CAP FUND
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RANGER MICRO CAP FUND		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.89%	0.89%
Total Annual Fund Operating Expenses		2.39%	2.39%
Fee Waiver and Reimbursement	[2]	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.75%	1.50%
[1]	Estimated for the Fund's first fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2019, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Fund defines micro cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Micro Cap Growth Index as of its most recent reconstitution date, which was $8.29 million to $1.97 billion as of June 22, 2018.

The adviser's strategy begins by narrowing the micro cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Fund defines micro cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Micro Cap Growth Index as of its most recent reconstitution date, which was $8.29 million to $1.97 billion as of June 22, 2018.

The adviser's strategy begins by narrowing the micro cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

  Liquidity Risk. Some micro cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

  Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

  Micro Cap Company Risk. Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

  Portfolio Turnover Risk. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.